Impairment, Restructuring Charges and Other Related Closure Costs - Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost And Reserve [Line Items]
Provision, beginning balance	$ 35	$ 52
Charges incurred		19
Adjustment for unused provisions	(2)
Amounts paid	(21)	(33)
Currency translation effect	(1)	(3)
Provision, ending balance	11	35
Set-top Box Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Provision, beginning balance	34	39
Charges incurred		19
Adjustment for unused provisions	(2)
Amounts paid	(20)	(22)
Currency translation effect	(1)	(2)
Provision, ending balance	11	34
Other Restructuring Initiatives [Member]
Restructuring Cost And Reserve [Line Items]
Provision, beginning balance	1	13
Amounts paid	$ (1)	(11)
Currency translation effect		(1)
Provision, ending balance		$ 1